Segment Information (Restated) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Information (Restated) [Abstract]
Schedule of Operating Decision Maker Reviews Segment	A reconciliation of segment profit to net loss before income taxes is presented below.
	Three months ended September 30, 2023
	Bills & Payments	Technology	Total
Revenue, net (including related party revenue of $0.07 million)	$28,093	$12,152	$40,245
Cost of revenue (including related party cost of revenue of $0.01 million, exclusive of depreciation and amortization)	25,743	5,637	31,380
Segment profit	2,350	6,515	8,865
Selling, general and administrative expenses (exclusive of depreciation and amortization)			7,741
Related party expense			1,329
Depreciation and amortization			1,095
Related party interest income, net			5
Interest expense, net			1,265
Foreign exchange losses, net			(529)
Other income, net			(200)
Net loss before income taxes			$(1,841)
	Three months ended September 30, 2022
	Bills & Payments	Technology	Total
Revenue, net (including related party revenue of $0.03 million)	$29,654	$9,432	$39,086
Cost of revenue (including related party cost of revenue of $0.13 million, exclusive of depreciation and amortization)	26,413	5,195	31,608
Segment profit	3,241	4,237	7,478
Selling, general and administrative expenses (exclusive of depreciation and amortization)			7,396
Related party expense			2,417
Depreciation and amortization			1,136
Related party interest expense, net			80
Interest expense, net			569
Foreign exchange losses, net			684
Other income, net			(41)
Net loss before income taxes			$(4,763)
	Nine months ended September 30, 2023
	Bills & Payments	Technology	Total
Revenue, net (including related party revenue of $0.2 million)	$91,859	$33,554	$125,413
Cost of revenue (including related party cost of revenue of $0.08 million, exclusive of depreciation and amortization)	80,933	14,468	95,401
Segment profit	10,926	19,086	30,012
Selling, general and administrative expenses (exclusive of depreciation and amortization)			24,336
Related party expense			3,627
Depreciation and amortization			2,951
Related party interest income, net			(1)
Interest expense, net			3,705
Foreign exchange losses, net			411
Other income, net			(589)
Net loss before income taxes			$(4,428)
	Nine months ended September 30, 2022
	Bills & Payments	Technology	Total
Revenue, net (including related party revenue of $0.1 million)	$106,412	$30,444	$136,856
Cost of revenue (including related party cost of revenue of $0.4 million, exclusive of depreciation and amortization)	88,094	15,486	103,580
Segment profit	18,318	14,958	33,276
Selling, general and administrative expenses (exclusive of depreciation and amortization)			22,721
Related party expense			7,052
Depreciation and amortization			3,357
Related party interest expense, net			146
Interest expense, net			2,094
Foreign exchange losses, net			2,863
Other income, net			(94)
Net loss before income taxes			$(4,863)
A reconciliation of segment profit to net loss before income taxes is presented below.
	Year ended December 31, 2022
(dollars in thousands)	Bills & Payments	Technology	Total
Revenue, net (including related party revenue of $0.1 million)	$136,858	$43,634	$180,492
Cost of revenue (including related party cost of revenue of $0.5 million, exclusive of depreciation and amortization)	114,297	22,490	136,787
Segment profit	22,561	21,144	43,705
Selling, general and administrative expenses (exclusive of depreciation and amortization)			32,956
Related party expense			8,309
Depreciation and amortization			4,390
Related party interest income, net			(25)
Interest expense, net			3,062
Foreign exchange losses, net			1,184
Other income, net			(804)
Net loss before income taxes			$(5,367)
	Year ended December 31, 2021 (Restated)
(dollars in thousands)	Bills & Payments	Technology	Total
Revenue, net (including related party revenue of $0.1 million)	$166,356	$39,594	$205,950
Cost of revenue (including related party cost of revenue of $0.5 million, exclusive of depreciation and amortization)	144,077	20,945	165,022
Segment profit	22,279	18,649	40,928
Selling, general and administrative expenses (exclusive of depreciation and amortization)			29,764
Related party expense			9,807
Depreciation and amortization			5,166
Related party interest income, net			(141)
Interest expense, net			2,836
Foreign exchange losses, net			1,162
Other expense, net			2,142
Net loss before income taxes			$(9,808)
(dollars in thousands)	Year ended December 31, 2020 (Restated)
	Bills & Payments	Technology	Total
Revenue, net (including related party revenue of $0.1 million)	$177,634	$39,910	$217,544
Cost of revenue (including related party cost of revenue of $0.5 million, exclusive of depreciation and amortization)	153,121	22,376	175,497
Segment profit	24,513	17,534	42,047
Selling, general and administrative expenses (exclusive of depreciation and amortization)			44,199
Related party expense			10,606
Depreciation and amortization			6,312
Related party interest income, net			(217)
Interest expense, net			2,844
Foreign exchange losses, net			2,195
Other (income), net			(17)
Net loss before income taxes			$(23,875)